SCHEDULE OF DEBT (Details) (Parenthetical) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 20, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)		$ 582,761	$ 20,324	$ 847,055	$ 116,643
Loans Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Compaction And Recycling Equipment Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Description	payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021
Columbia Financial Services Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Description	payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Secured Notes Payable [Member]
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)		$ 68,750		$ 0
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				15.00%